UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

Annual Report

June 30, 2012

1-855-BUY-GNKO

www.ginkgofunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

August 22, 2012

Dear Fellow Ginkgo Multi-Strategy Fund Shareholder,

We are pleased by the performance of the Ginkgo Multi-Strategy Fund, which launched on September 2, 2011. As we look at conditions heading into our second fiscal year, we feel even better.

We have been able to make good use of our balanced approach to investing throughout last year as we have combatted market volatility both overseas and on Wall Street.  Our unique ability to move into all cash positions has served us well this past year as we have monitored continuing market instability.

We invested a large portion of assets into the Dividend Strategy, and this has been of increasing focus for the portfolio in recent quarters.

We also utilized the Value strategy, in which we target specific stocks that are especially low priced. We select stocks whose prices have been beaten down by the markets in recent periods, when we strongly believe that they cannot go much lower. In fact, these stocks have a lot of upside potential as the market realizes that they were priced too low.

We also have used our Momentum Strategy, which takes advantage of stocks that have had periods of a rising price trend. Using technical analysis and in depth research, we have selected stocks we believe have the “wind at their backs”, and will continue to rise and outperform in the near future.

At times we also have had positions in various Exchange Traded Funds (ETFs) to take advantage of strategic opportunities as they arose.

We continue to maintain a solid position in the Fixed Income Strategy, which currently is keenly focused on short-term bonds. In this strategy we are specifically targeting a select group of bonds that mature within the next six months to a year, or up to two years. We feel that this short-term focus is imperative for bond portfolios at this time. Governments around the globe continue to print money, inflation is a very realistic fear, and interest rates cannot be lowered any further. We feel that long-term bonds are very dangerous in this environment. By focusing on these short-term bonds, we still manage to obtain a substantial yield and return on the bonds that we purchase.

During the year we have also had varying levels of cash positions, which is an ability that is relatively rare. Unlike typical mutual funds that must remain at least 85% invested at all times, we have the ability to change our allocation in attempting to avoid investing in assets when they are declining.

We utilize the cash position as a way to avoid significant market drawdowns with a portion of the assets. We will continue to use a flexible level of our cash position to be defensive, when the market conditions warrant such action. We are anticipating some future growth in equities, but we are keeping an eye on Europe, China, Wall Street and the U.S. debt crisis.

Upon launching our Fund, we carefully selected some core equity positions and also a large number of short-term corporate bond securities. However we were less than fully invested during its first several months of its operation. This is in part because the Fund was new and we strongly prefer to buy at low and reasonable prices when establishing a position in equity securities. This was also in part a strategic

T: 855-289-4656  | 1-855-BUY-GNKO

www.ginkgofunds.com | www.winchfinancial.com

decision to be somewhat defensive, after experiencing very volatile market conditions. We believe this defensive position served shareholders well in 2011. We felt that having a mixture of asset classes (equities, fixed income and cash) was most appropriate during the first several months.

Early in 2012 we began adding significantly to our equity portfolio, to have an increased exposure to the stock market. We had a significant cash position at the end of 2011, however early in 2012 we reduced that cash position significantly. The market continued to rally throughout the first quarter of 2012. We carefully selected additional equity positions that we felt were best positioned to take advantage of this rising stock market and this benefited us. We held a large number of stocks that performed very well in the first quarter of 2012. Two of the best performing sectors during that time period were Financials and Technology. We were strategically overweight in these two sectors, which helped our performance. We had sizable  gains in both large financials and several smaller regional banks.

Early in May we began to move from fully invested to a much more defensive position, which proved to be beneficial as the market declined throughout May. Then in June, once the market began to show some signs of stabilizing, we began buying back into the market with some of the cash position. We carefully selected additional equity positions that we felt were best positioned to take advantage of what is expected to be a rather volatile second half of the year. In selecting stocks the focus has been predominantly on dividend paying stocks. This seems appropriate as many of our best performing stocks this past year have been similar high-quality dividend paying stocks. Our allocation to short-term corporate bonds continues to pay a steady stream of interest and the securities have been maturing in regular increments, as desired. As these bonds continue to mature, the proceeds are being invested appropriately, based on the market conditions at that time. This means that the money may be reinvested into bonds, buy more equities, or may be left in cash depending on the market environment.

At the end of its fiscal year, we continue to remain rather balanced with a tilt toward equities, and we feel that at this time, shareholders are best served by our maintaining an allocation to equities, fixed income and cash.

We have been and will continue to seek to reposition our assets to best take advantage of the constantly, and often rapidly, changing market conditions. However while positioning the portfolio to equities and the opportunity for growth, we are also looking toward avoiding a significant stock market downturn, which we expect to occur within the coming years. We continue to believe that we are in a secular bear market, which means the prevailing overall market direction is downward, however it contains smaller bull markets within that time frame that obscure that overall trend. Based on this assessment, we feel we need to be able to avoid significant drawdowns if and when they occur. We will continue to be aggressive in seeking profitable investments while the market continues to rise. However when our analysis shows that the market is due for a correction, we will move assets to avoid experiencing the full decline of the expected market correction. We feel that we are well positioned to gain from a continued market rally, but we also remain steadfast in our commitment to reallocate our investment positions in attempt to protect against any significant drawdowns.

Christina V. Winch, CFP®

Chief Executive Officer

1307-NLD-8/16/2012

T: 855-289-4656  | 1-855-BUY-GNKO

www.ginkgofunds.com | www.winchfinancial.com

GINKGO MULTI-STRATEGY FUND
PORTFOLIO REVIEW
June 30, 2012 (Unaudited)
The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

Since Inception **
Ginkgo Multi-Strategy Fund - Investor Class	2.28%
S&P 500 Total Return Index ***	18.16%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated June 15, 2011 is 2.55% for the Investor Class.  For performance information current to the most recent month-end, please call 1-855-684-3857.

** Inception date is September 2, 2011.

*** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Banks	7.1%
Diversified Financial Services	6.6%
Telecommunications	6.6%
Oil & Gas	6.2%
Computers	4.7%
Internet	4.4%
REITS	3.9%
Retail	3.8%
Equity	3.5%
Semiconductors	3.0%
Other, Cash & Cash Equivalents	50.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012
Shares		Value
	COMMON STOCKS - 52.4%
	BANKS - 2.5%
10,500	Fifth Third Bancorp	$ 140,700
8,400	JPMorgan Chase & Co.	300,132
9,500	Wells Fargo & Co.	317,680
		758,512
	BEVERAGES - 2.0%
4,000	The Coca-Cola Co.	312,760
4,400	PepsiCo., Inc.	310,904
		623,664
	CHEMICALS - 1.0%
14,000	Olin Corp.	292,460

	COMMERCIAL SERVICES - 0.4%
350	Mastercard, Inc. - Cl. A	150,539

	COMPUTERS - 4.7%
2,500	Apple, Inc. *	1,460,000

	COSMETICS/PERSONAL CARE - 1.0%
4,900	The Proctor & Gamble Co.	300,125

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
26,000	BGC Partners, Inc. - Cl. A	152,620
3,750	Visa, Inc. - Cl. A	463,613
		616,233
	GAS - 0.4%
6,200	NiSource, Inc.	153,450

	HOUSEHOLD PRODUCTS/WARES - 1.0%
4,200	The Clorox Co.	304,332

	INTERNET - 4.4%
2,800	Amazon.com, Inc. *	639,380
4,700	Facebook, Inc. - Cl. A *	146,264
1,000	Google, Inc. - Cl. A *	580,070
		1,365,714
	MACHINERY-CONSTRUCTION & MINING - 0.5%
1,800	Caterpillar, Inc.	152,838

	MEDIA - 2.6%
16,700	The Walt Disney Co.	809,950

	MINING - 0.5%
18,000	Alcoa, Inc.	157,500

	See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Continued)
Shares		Value
	MISCELLANEOUS - 2.0%
7,000	3M Co.	$ 627,200

	OIL & GAS - 6.2%
4,450	Chevron Corp.	469,475
8,400	ConocoPhillips	469,392
5,200	Exxon Mobil Corp.	444,964
12,000	Marathon Petroleum Corp.	539,040
20,000	United American Petroleum Corp. *	10,600
		1,933,471
	PHARMACEUTICAL - 1.4%
4,200	Johnson & Johnson	283,752
7,000	Pfizer, Inc.	161,000
		444,752
	PIPELINES - 1.0%
3,750	Kinder Morgan Energy Partners LP	294,675

	REITS - 3.9%
26,600	American Capital Agency Corp.	894,026
9,000	Annaly Mortgage Management, Inc.	151,020
2,000	Digital Realty Trust, Inc.	150,140
		1,195,186
	RETAIL - 3.8%
5,650	Dollar General Corp. *	307,304
3,000	The Home Depot, Inc.	158,970
3,000	McDonald's Corp.	265,590
2,550	Target Corp.	148,385
4,450	Wal-Mart Stores, Inc.	310,254
		1,190,503
	SEMICONDUCTORS - 3.0%
24,000	Intel, Corp.	639,600
5,000	Qualcomm, Inc.	278,400
		918,000
	SOFTWARE - 1.5%
15,000	Microsoft Corp.	458,850

	TELECOMMUNICATIONS - 6.6%
22,300	AT&T, Inc.	795,218
4,000	CenturyLink, Inc.	157,960
22,500	Corning, Inc.	290,925
18,000	Verizon Communications, Inc.	799,920
		2,044,023

	TOTAL COMMON STOCKS - (Cost - $15,168,699)	16,251,977

	See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Continued)
Shares		Value
	EXCHANGE TRADED FUNDS - 5.0%
	COMMODITY - 1.5%
22,900	iPath Goldman Sachs Crude Oil Total Return Index ETN *	$ 474,030

	EQUITY - 3.5%
6,685	ProShares Ultra S&P 500	364,867
6,770	ProShares Ultra QQQ *	360,367
5,450	ProShares Ultra DOW30	366,894
		1,092,128

	TOTAL EXCHANGE TRADED FUNDS - (Cost $1,487,432)	1,566,158

Principal	BONDS & NOTES - 13.9%
	BANKS - 4.2%
$ 250,000	Ally Financial, Inc., 6.875%, 8/28/12	250,313
140,000	Ally Financial, Inc., 7.00%, 9/15/12	139,341
150,000	Ally Financial, Inc., 7.00%, 10/15/12	149,806
250,000	Morgan Stanley, 5.30%, 3/1/13	254,965
500,000	Synovus Financial Corp. , 4.875%, 2/15/13	500,000
		1,294,425
	COMMERCIAL SERVICES - 2.5%
500,000	Block Financial LLC, 7.875%, 1/15/13	515,180
250,000	PHH Corp., 7.125%, 3/1/13	255,000
		770,180
	DIVERSIFIED FINANCIAL SERVICES - 4.6%
250,000	International Lease Finance Corp.,5.55%, 9/5/12	250,313
27,000	Sears Roebuck Acceptance Corp., 7.40%, 12/15/12	26,668
65,000	Sears Roebuck Acceptance Corp., 7.50%, 12/15/12	64,228
200,000	Sears Roebuck Acceptance Corp., 7.50%, 1/15/13	196,738
400,000	Springleaf Finance Corp., 5.375%, 10/1/12	397,500
350,000	Springleaf Finance Corp., 4.875%, 7/15/12	349,125
150,000	Springleaf Finance Corp., 5.90%, 9/15/12	149,250
		1,433,822
	FOREST PRODUCTS - 1.0%
324,000	Appleton Paper, Inc., 9.75%, 6/15/14	305,467

	LODGING - 1.6%
500,000	MGM Resorts International, 6.75%, 9/1/12	503,750

	TOTAL BONDS & NOTES - (Cost - $4,285,198)	4,307,644

Contracts	PURCHASED CALL OPTIONS - 0.1%
10	Apple, Inc.	28,000
	Expiration January 2013, Exercise Price $650.00
	TOTAL PURCHASED CALL OPTIONS - (Cost - $63,015)

	See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Continued)
Shares	PREFERRED STOCKS - 1.4%	Value
	BANKS - 0.4%
5,000	Associated Banc-Corp., 8.00%	$ 135,950

	INSURANCE - 1.0%
11,000	Allianz AG - ADR, 8.375%	286,000

	TOTAL PREFERRED STOCKS - (Cost - $411,495)	421,950

	SHORT TERM INVESTMENT- 32.8%
10,173,149	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.08% **	10,173,149
	(Cost - $10,173,149)

	TOTAL INVESTMENTS - 105.6% (Cost - $31,588,988)(a)	$ 32,748,878
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6) %	(1,763,005)
	NET ASSETS - 100.0%	$ 30,985,873

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,626,596 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,250,518
	Unrealized depreciation:	(128,236)
	Net unrealized appreciation:	$ 1,122,282

	See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

ASSETS
Investment securities:
At cost	$ 31,588,988
At value	$ 32,748,878
Dividends and interest receivable	127,202
Prepaid expenses and other assets	1,120
TOTAL ASSETS	32,877,200

LIABILITIES
Payable for investments purchased	1,811,945
Investment advisory fees payable	24,654
Payable for Fund shares repurchased	15,825
Fees payable to other affiliates	8,741
Accrued expenses and other liabilities	30,162
TOTAL LIABILITIES	1,891,327
NET ASSETS	$ 30,985,873

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 30,606,695
Undistributed net investment income	9,122
Accumulated net realized loss from security transactions	(789,834)
Net unrealized appreciation of investments	1,159,890
NET ASSETS	$ 30,985,873

NET ASSET VALUE PER SHARE:
Net Assets	$ 30,985,873
Shares of beneficial interest outstanding	3,065,494
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 10.11

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
STATEMENT OF OPERATIONS (a)
For the Period Ended June 30, 2012

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $7,459)	$ 550,047
Interest	281,686
TOTAL INVESTMENT INCOME	831,733

EXPENSES
Investment advisory fees	231,594
Distribution (12b-1) fees:	92,638
Administrative services fees	52,557
Professional fees	30,041
Accounting services fees	22,501
Transfer agent fees	22,165
Compliance officer fees	15,250
Printing and postage expenses	10,000
Registration fees	7,499
Custodian fees	4,167
Trustees fees and expenses	4,167
Insurance expense	499
Other expenses	6,001
TOTAL EXPENSES	499,079

NET INVESTMENT INCOME	332,654

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(806,935)
Net change in unrealized appreciation (depreciation) on:
Investments	1,194,905
Purchased options	(35,015)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	352,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 685,609

(a) The Ginkgo Multi-Strategy Fund commenced operations on September 2, 2011.

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2012 (a)
FROM OPERATIONS
Net investment income	$ 332,654
Net realized loss on investments	(806,935)
Net change in unrealized appreciation on investments and purchased options	1,159,890
Net increase in net assets resulting from operations	685,609

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(335,711)
Net decrease in net assets resulting from distributions to shareholders	(335,711)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,555,651
Net asset value of shares issued in reinvestment of distributions	335,710
Payments for shares redeemed	(1,255,494)
Redemption fee proceeds	108
Net increase in net assets resulting from shares of beneficial interest	30,635,975

TOTAL INCREASE IN NET ASSETS	30,985,873

NET ASSETS
Beginning of Period	-
End of Period*	$ 30,985,873
* Includes undistributed net investment income of:	$ 9,122

SHARE ACTIVITY
Shares Sold	3,157,226
Shares Reinvested	33,684
Shares Redeemed	(125,416)
Net increase in shares of beneficial interest outstanding	3,065,494

(a) The Ginkgo Multi-Strategy Fund commenced operations on September 2, 2011.

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
June 30, 2012 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized
gain on investments	0.11
Total from investment operations	0.23

Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$ 10.11

Total return (3,4)	2.28%

Net assets, at end of period (000s)	$ 30,986

Ratio of gross expenses to average
net assets (5)	2.19%
Ratio of net investment income
to average net assets (5)	1.46%

Portfolio Turnover Rate (4)	187%

(1) The Ginkgo Multi-Strategy Fund commenced operations on September 2, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of redemption fees.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.

ORGANIZATION

Ginkgo Multi-Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on September 2, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

GINKGO MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,251,977	$ -	$ -	$ 16,251,977
Exchange Traded Funds	1,566,158	-	-	1,566,158
Bonds & Notes	-	4,307,644	-	4,307,644
Purchased Call Options	28,000	-	-	28,000
Preferred Stocks	421,950	-	-	421,950
Short Term Investment	10,173,149	-	-	10,173,149
Total	$ 28,441,234	$ 4,307,644	$ -	$ 32,748,878

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GINKGO MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended June 30, 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Winch Advisory Services LLC., (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended June 30, 2012, the Advisor earned advisory fees of $231,594.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.55% of the daily average net assets. During the period ended June 30, 2012, the Adviser did not waive fees or reimburse expenses.

GINKGO MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.55% of the average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.55% of the average daily net assets. If Fund Operating Expenses subsequently exceed 2.55% of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.40% of the average daily net assets attributable to the Investor Class shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $92,638 in distribution fees for the Investor Class shares were paid during the period ended June 30, 2012.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended June 30, 2012 amounted to $54,450,578 and $33,693,476, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended June 30, 2012, the Fund assessed $108 in redemption fees.

GINKGO MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Period Ended
June 30, 2012
Ordinary Income	$ 335,711

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	and Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ 7,022	$ -	$ (716,126)	$ (34,000)	$ 1,122,282	$ 379,178

The difference between book basis and tax basis unrealized appreciation and undistributed ordinary income is primarily attributable to a partnership adjustment. The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $716,126.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund, including unlimited carryover on future capital losses.  At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	Long-term	Total	Expiration
$ 34,000	$ -	$ 34,000	Non-expiring

Permanent book and tax differences primarily attributable to non-deductible expenses and adjustments for grantor trusts, real estate investment trusts and partnerships, resulted in reclassification for the period ended June 30, 2012 as follows: a decrease in paid in capital of $29,280, an increase in undistributed net investment income of $12,179 and a decrease in accumulated net realized loss on investments of $17,101.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

GINKGO MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

8.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of assets in BlackRock Liquidity Funds Treasury Trust Fund Portfolio (the “Portfolio”), a registered open-end fund incorporated in the United States. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com/cash or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of June 30, 2012, the percentage of the Fund’s net assets invested in the Portfolio was 32.8%.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ginkgo Multi-Strategy Fund

and the Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Ginkgo Multi-Strategy Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), including the portfolio of investments, as of June 30, 2012, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 2, 2011 (commencement of operations) through June 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ginkgo Multi-Strategy Fund, as of June 30, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period September 2, 2011 through June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2012

GINKGO MULTI-STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2012

Approval of Advisory Agreement – Ginkgo Multi-Strategy Fund

In connection with a regular meeting held on February 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement" or “Agreement”) between Winch Advisory Services, LLC  (the "Adviser") and the Trust, on behalf of the Ginkgo Multi-Strategy Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and projected operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In its consideration of the approval of the Agreement for the Fund, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and other representations made by the Adviser and concluded that the Adviser was sufficiently well capitalized to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund.  However, the Board considered the 2010 composite performance for each strategy pursued by the Adviser’s separately managed accounts, as compared to the S&P 500 Index and Dow Jones Industrial Average. The Board concluded that the Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund, which is below the average of a group of mutual funds pursuing a similar investment strategy.  The Trustees concluded that the Fund’s advisory fees as well as its overall projected expense ratio, which was slightly above the average of a group of similar mutual funds, were acceptable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Agreement.

GINKGO MULTI-STRATEGY FUND

EXPENSE EXAMPLES (Unaudited)

June 30, 2012

As a shareholder of the Ginkgo Multi-Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ginkgo Multi-Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12*	Expense Ratio During the Period 1/1/12-6/30/12
	$1,000.00	$1,039.30	$11.10	2.19%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12-6/30/12	Expense Ratio During the Period 1/1/12-6/30/12
	$1,000.00	$1,013.97	$10.97	2.19%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

GINKGO MULTI-STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	99	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	100

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since  2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	100	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	99	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Adviser Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and GemCom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-BUY-GNKO.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-BUY-GNKO or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-BUY-GNKO

INVESTMENT ADVISOR

Winch Advisory Services, LLC

424 East Wisconsin Ave.

Appleton, WI 54911

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $13,000

(b)

Audit-Related Fees

2012 -  None

(c)

Tax Fees

2012 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/12